SHARE BASED PAYMENTS - Changes in stock options issued (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Share Based Payments Arrangements [Abstract]
Options at beginning of year (in shares)		5,227,099			3,620,737		2,283,130
Number of options granted (in shares)	352,557	1,882,046		258,406	1,980,828		2,004,410
Number of options exercised (in shares)		(20,152)			(211,582)		0
Number of options forfeited (in shares)		(923,438)			(162,884)		(666,803)
Options at end of year (in shares)		6,165,555			5,227,099		3,620,737
Options exercisable at end of year (in shares)	3,665,582	3,665,582	3,665,582	2,494,059	2,494,059	2,494,059	1,594,238
Weighted average exercise price, beginning of year (in usd per share)			$ 6.7			$ 6.0	$ 4.6
Weighted average exercise price, options granted (in usd per share)			4.0			7.5	7.9
Weighted average exercise price, options exercised (in usd per share)			5.5			0.5	0
Weighted average exercise price, options forfeited (in usd per share)			7.8			7.1	7.0
Weighted average exercise price, end of year (in usd per share)			8.1			6.7	6.0
Weighted average exercise price, options exercisable at end of year (in usd per share)	$ 4.9	$ 4.9	$ 4.9	$ 4.9	$ 4.9	$ 4.9	$ 3.7